September 1, 2010

DREYFUS BASIC MONEY MARKET FUND, INC.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND

Supplement to Prospectus

dated July 1, 2010

The following information supersedes any contrary information contained in the section of the fund’s prospectus entitled “Shareholder Guide – Buying and Selling Shares”:

The fund generally calculates its NAV at 5:00 p.m. on days that the New York Stock Exchange, or the transfer agent (as on Good Friday) is open for regular business.   Orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted to Federal Funds by the fund's custodian by 6:00 p.m., will be effective at the price determined at 5:00 p.m. on that day, and shares purchased will receive the dividend declared on that day.

September 1, 2010

DREYFUS BASIC MONEY MARKET FUND, INC.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND

Supplement to Statement of Additional Information

dated July 1, 2010

The following information supersedes any contrary information contained in the section of the fund’s Statement of Additional Information entitled “Dividends, Distributions and Taxes”:

The fund's earnings for Saturdays, Sundays, and holidays are declared as dividends on the preceding business day.